February 3, 2011

Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549 Attention: Office of Filings, Information & Consumer Services

RE:	Eaton Vance Growth Trust (File Nos. 811-01241 and 02-22019) on behalf of its series Eaton
Vance Asian Small Companies Fund and Eaton Vance Greater China Growth Fund and Eaton
Vance Special Investment Trust (File Nos. 811-01545 and 02-27962) (together with Eaton Vance
Growth Trust, the “Registrants”) on behalf of its series Eaton Vance Greater India Fund (together with Eaton Vance Asian Small Companies Fund and Eaton Vance Greater China Growth Fund, the
“Funds”)

Ladies and Gentlemen:

     On behalf of the above-referenced Registrants for the series specified above, transmitted herewith, pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 and Regulation S-T, are definitive copies of the Shareholder Letter, Notice of Meeting, Proxy Statement and form of Proxy (“proxy materials”) regarding a Special Meeting of Shareholders to be held on March 9, 2011. The Registrant transmitted preliminary copies of the proxy materials on January 21, 2011 (Accession No. 0000940394-11-000018).

     The definitive filing incorporates responses to oral comments made on the preliminary proxy statement by Valerie Lithotomos of the Division of Investment Management to the undersigned on February 1, 2011. The comments and the responses thereto are as follows:

Comment No. 1: Discuss the changes to the total management fees under the proposed advisory and sub-advisory agreements.

Response: Each Fund is structured as a feeder fund in a master-feeder structure, investing substantially all of its assets in a portfolio that has the same investment objective and policies as the Fund (a “Portfolio”). If the proposals in the proxy statement are approved, the total management fees payable by each Fund and Portfolio (inclusive of advisory, management and administration fees) will be substantially unchanged. The increase in the Portfolio’s advisory fee under the proposed advisory agreement is offset by the elimination of the Portfolio management fee and the reduction of the Fund administration fee. This disclosure is included on pages 2 and 6 of the proxy statement.

Comment No. 2: Discuss any material changes to the advisory and sub-advisory agreements.

Response: Other than the names of the parties, dates of the agreements, and changes to each Portfolio’s advisory structure and fee schedules (as described above), whereby Boston Management and Research, an affiliate of Eaton Vance Management, will serve as the investment adviser of each Portfolio and Lloyd George Management (Hong Kong) Limited will serve as the investment sub-adviser of each Portfolio, the terms of the proposed advisory and sub-advisory agreements are substantially the same as those of the current advisory agreements. This disclosure is included on pages 5 and 10 of the proxy statement.

Securities and Exchange Commission February 3, 2011 Page 2

     If you have any questions or comments concerning the foregoing or the enclosed, kindly call me at (617) 672-8064.

Very truly yours, /s/ Velvet R. Regan Velvet R. Regan, Esq. Vice President